Shareholder Report, Holdings (Details) - LAFFER|TENGLER Equity Income ETF	Jul. 31, 2024
Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
JPMorgan Chase & Co
Holdings [Line Items]
Percent of Net Asset Value	4.21%
RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Carrier Global Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	2.67%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	10.12%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	6.11%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	15.34%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	9.42%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	16.17%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	18.26%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	9.33%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%